EMPLOYEE SHARE OPTIONS	12 Months Ended
Dec. 31, 2011
EMPLOYEE SHARE OPTIONS

23.    EMPLOYEE SHARE OPTIONS

Concord 2008 Share Incentive Plan

On October 16, 2008, the Board of Directors adopted the 2008 Share Incentive Plan (“The 2008 Share Incentive Plan”). The 2008 Share Incentive Plan provides for the granting of options, share appreciation rights, or other share based awards to key employees, directors or consultants. The total number of the Company’s ordinary shares that may be issued under the 2008 Share Incentive Plan is up to 13,218,000 ordinary shares.

On November 17, 2009, the Board of Directors approved a grant of options to its directors and employees to purchase an aggregate of 4,765,800 ordinary shares under its 2008 Share Incentive Plan. On November 27, 2009 and September 30, 2011, the Company granted options to purchase 4,765,800 ordinary shares to its directors and employees at an exercise price $3.67 and $2.17 per share respectively, a contractual life of eight years and vest equally on the first, second, third, and fourth anniversary of the grant date.The measurement date occurred when the exercise price was established, at which time the Company estimated the fair value of these share-based payment awards and recognize compensation cost over each employee’s respective requisite service period which closely approximates the vesting period of the awards. The total compensation recognized in for the years ended December 31 2009, 2010 and 2011 was RMB1,006, RMB9,571 and RMB9,234 (US$1,467), respectively. The Company recognizes the compensation expense on a straight-line basis over the requisite service period for the entire award. However, the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date.

The Company calculated the estimated grant date fair value of the share options granted in the years ended December 31, 2009 and September 30, 2011, using a Black-Scholes Model based on the following weighted average assumptions:

	December 11,2009	September 30,2011
	2008 Share Incentive Plan	2008 Share Incentive Plan
Risk-fee interest rate	2.36%	0.96%
Dividend yield	-	-
Expected volatility range	35.99%	43.98%
Expected term	5.25 years	5.25 years

The risk-free rate was based on the US Treasury bond yield curve in effect at the time of grant for periods corresponding with the expected term of the option. The dividend yield was assumed nil , although the Company paid a special dividend in 2011, the Company has not yet developed a long-term dividend policy and does not currently expect to pay dividends on its ordinary shares in the foreseeable future. The volatility assumption was estimated based on the price volatility of ordinary shares of comparable companies in the health care industry. The expected term of options granted in 2009 reflected the application of the simplified method set out in SAB No. 107, Staff Accounting Bulletin, which defined the term as the average of the contractual term of the options and the weighted-average vesting period for the options given their characteristics. The expected term of options granted in 2011 was calculated based upon the expected term of similar grants of comparable companies. Forfeiture rate is estimated based on the historical and future expectation of employee turnover rate and will be adjusted to reflect future change in circumstances and facts, if any.

The following table summarizes employee share-based awards activities for the year ended December 31, 2011:

				Weighted
		Weighted-	Weighted	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant-date	Contractual	Intrinsic
Share Options Granted to Employees	Shares	Price	Fair Value	Term (Years)	Value

Outstanding, January 1, 2011	4,327,850	US$3.67	US$1.33
Forfeited	(40,000)	US$3.67	US$1.33
Granted	355,884	US$2.17	US$0.29
Outstanding, December 31, 2011	4,643,734	US$3.55	US$1.25	6.05	-

Vested and expected to vest at December 31, 2011	4,643,734	US$3.67	US$1.25	6.05	-

Exercisable at December 31, 2011	2,143,925	US$3.67	US$1.25	6.05	-

		Weighted-Average
		Grant-Date
Nonvested shares	Shares	Fair Value

Nonvested at January 1, 2011	3,245,887	US$1.33
Granted	355,884	US$0.29
Vested	(1,071,962)	US$1.33
Forfeited	(30,000)	US$1.33
Nonvested at December 31, 2011	2,499,809	US$1.18

The weighted-average grant-date fair value of share options granted for the years ended December 31, 2009, 2010 and 2011 are US$1.33, Nil and US$0.29, respectively.

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s shares that would have been received by the option holders if all in-the-money options had been exercised on the issuance date.

There were no options exercised for the years ended December 31, 2009, 2010 and 2011. The total intrinsic value of the options granted and exercised for the years ended December 31, 2009, 2010 and 2011 was nil for each year.

As of December 31, 2011, there was RMB17,622 (US$2,800) unrecognized share-based compensation cost related to share options. That deferred cost is expected to be recognized over a weighted-average vesting period of 2.05 years. To the extent the actual forfeiture rate is different from original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

The share-based compensation expense of the share-based awards granted to employees for the years ended December 31, 2009, 2010 and 2011 is as follows:

	For the Years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

General and administrative expenses	744	7,046	6,876	1,092
Selling expenses	262	2,525	2,358	375

	1,006	9,571	9,234	1,467